Equity (Details Narrative) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jun. 17, 2019	Apr. 30, 2018	Jan. 25, 2016	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
Statement Line Items [Line Items]
Shares based compensation expense				$ 1,732	$ 1,320	[1]	$ 1,343
Common stock shares issued				27,557,763
Outstanding warrants issued				24,101,405
Stock Option Plan [Member]
Statement Line Items [Line Items]
Options issued and outstanding shares				536,000
Stock option plan description				the Company’s shareholders approved an amendment to increase the maximum number of common shares reserved for issuance under the Plan to the greater of i) 15% of the number of common shares issued and outstanding of the Company and ii) 3,800,000.
Stock option granted shares				3,800,000
Stock option maturity date				November 2021 to December 2029.
Maximum [member] | Stock Option Plan [Member]
Statement Line Items [Line Items]
Common shares issuable under plan				536,000
Postmedia Agreement [Member]
Statement Line Items [Line Items]
Stock option maturity date			Five year warrants
Common stock shares issued			1,196,120
Exercise price of warrants			$ 2.96
Warrants vesting description		In connection with this amendment, Postmedia and Mogo agreed to change the vesting and term of the 598,060 Performance Warrants so that i) they vest equally over the remaining two years of the collaboration (50% in January 2020 and 50% in January 2021); and ii) their term is extended an additional two years, now expiring January 2023.	50% of the warrants were to vest in equal instalments over three years while the remaining 50% (the “Performance Warrants”) were to vest based on Mogo achieving certain quarterly revenue targets.
Warrants [Member]
Statement Line Items [Line Items]
Stock option maturity date				January 2021 to January 2023.
Warrants issued				1,196,120
Exercise price of warrants	$ 2.05
Outstanding warrants issued	583,333				1,779
Exercise price of warrants description	As a result, the warrants were net settled on a cashless basis, with reference to the $4.85 volume weighted average trading price (“VWAP”) of Mogo Finance’s common shares on the TSX for the 5 trading days prior to the exercise date.
Common shares issued for cashless exercise shares	336,871
Conversion of warrants	$ 1,534
RSU [Member] | Maximum [member]
Statement Line Items [Line Items]
Common shares issuable under plan				500,000

[1]	The consolidated statement of cash flows for the years ended December 31, 2019 and December 31, 2018 reflects the adoption of IFRS 16 on January 1, 2019 and IFRS 9 on January 1, 2018. The comparative information has not been restated.